RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Related Party Balances included within Consolidated Financial Statements (Details) - Other related parties [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Investment and other losses	$ 0	$ (268)
Management fees received	$ 56	$ 47